Form N-1A Supplement	Jun. 02, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers US National Critical Technologies ETF (CRTC)The following disclosure supplements the fund’s summary prospectus and prospectus:Following changes made by the U.S. Department of Defense (“DoD”), also known as the Department of War, Office of the Undersecretary of War Research & Engineering, the 14 critical technology sectors that are screened to select companies for inclusion in the fund’s Underlying Index have been replaced by the following 6 critical technology sectors: (i) Applied Artificial Intelligence; (ii) Biomanufacturing; (iii) Contested Logistics Technologies; (iv) Quantum and Battlefield Information Dominance; (v) Scaled Hypersonics; and (vi) Scaled Directed Energy.Accordingly, all references in the summary prospectus and prospectus to 14 critical technology sectors are replaced by the foregoing 6 critical technology sectors.